CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended								0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Dec. 25, 2012 Business, Sports and Alumni Clubs	Dec. 27, 2011 Business, Sports and Alumni Clubs	Dec. 25, 2012 Golf and Country Clubs	Dec. 27, 2011 Golf and Country Clubs	Dec. 25, 2012 Glendale Racquet Club, Inc [Member]	Sep. 27, 2012 Glendale Racquet Club, Inc [Member] Business, Sports and Alumni Clubs	Dec. 25, 2012 Unclassified Indefinite-lived Intangible Assets [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses								$ 5,900,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		100,000	0						11,100,000
Goodwill, Impairment Loss	0		0					6,500,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)										100,000
Disposal Group Including Discontinued Operation Description Number Of Clubs Discontinued	0			1	2	1	1
Assets Held-for-sale, at Carrying Value	$ 0	$ 0